CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property and equipment	€ 16,559	€ 17,434
Intangible assets	442	47
Deferred tax assets	102	109
Other non-current assets	1,377	1,508
Total Non-current assets	18,480	19,098
Current assets
Inventories	6,703	9,996
Trade and other receivables	10,722	16,936
Income tax receivables	635	725
Other taxes receivable	3,084	5,395
Prepaid expenses	10,405	12,593
Term deposits	991	62,418
Cash and cash equivalents	304,901	170,021
Total Current assets	337,441	278,084
Total Assets	355,921	297,182
Equity
Share capital	179,259	156,816
Share premium	1,205,340	1,018,276
Other reserves	108,623	104,114
Accumulated losses	(1,268,719)	(1,096,134)
Equity attributable to the equity holders of the Company	224,503	183,072
Non-controlling interests	(343)	(498)
Total Equity	224,160	182,574
Non-current liabilities
Non-current borrowings	7,950	6,127
Deferred tax liabilities	50
Provisions for liabilities and other charges	361	226
Deferred income	831	1,201
Total non-current liabilities	9,192	7,554
Current liabilities
Borrowings	2,966	3,056
Trade and other payables	61,772	56,438
Income tax payables	11,436	10,056
Other taxes payable	10,327	4,473
Provisions for liabilities and other charges	31,804	27,040
Deferred income	4,264	5,991
Total Current liabilities	122,569	107,054
Total Liabilities	131,761	114,608
Total Equity and Liabilities	€ 355,921	€ 297,182